Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,620,466		¥ 5,018,129		$ 791,626
Short-term deposits	1,270,626		5,300,000		178,964
Total current assets	7,833,378		11,724,547		1,103,308
Long-term deposits	3,924,975		2,600,000		552,821
Long-term investments	786,911		893,988		110,834
Other non-current assets	180,052		162,499		25,360
Total assets	16,228,009		15,829,587		2,285,669
Accounts payable	616,681		617,022		86,857
Deferred revenue	442,805		484,775		62,368
Other current liabilities	4,314		9,178
Total current liabilities	2,092,020		4,738,247		294,656
Other non-current liabilities	114,085		105,410		16,069
Total liabilities	4,241,219		4,898,949		$ 597,365
Net income	1,957,581		1,484,283	¥ (2,913,708)
Net cash provided by operating activities	2,277,161	$ 320,729	1,226,891	1,559,198
Net cash provided by investing activities	2,413,069	$ 339,873	1,715,845	2,550,342
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,622,793		2,108,248
Short-term deposits	0		850,000
Other current assets	533,132		654,109
Total current assets	3,155,925		3,612,357
Long-term deposits	150,000		0
Long-term investments	295,840		380,187
Other non-current assets	314,121		291,841
Total assets	3,915,886		4,284,385
Accounts payable	521,303		509,042
Deferred revenue	428,547		469,076
Other current liabilities	355,822		451,793
Total current liabilities	1,305,672		1,429,911
Other non-current liabilities	29,279		34,059
Total liabilities	1,334,951		1,463,970
Net revenues	11,203,950		12,152,997	14,336,539
Net income	4,179,878		4,593,510	5,674,607
Net cash provided by operating activities	4,118,893		4,445,523	5,748,529
Net cash provided by investing activities	¥ 726,076		¥ 451,928	¥ 254,093